UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[] PRE-EFFECTIVE AMENDMENT NO. __

[X] POST-EFFECTIVE AMENDMENT NO.1

(Check appropriate box or boxes)

Calvert Social Investment Fund	Registrant's Telephone Number
(Exact Name of Registrant as Specified in Charter)	800-368-2745

Address of Principal Executive Offices	Approx. Date of Proposed Public
4550 Montgomery Avenue, Suite 1000N	Offering: January 21, 2004
Bethesda, MD 20814	(Date of Reorganization)

Name and Address of Agent for Service:

William M. Tartikoff, Esq.

Calvert Group, Ltd.

4550 Montgomery Ave. Suite 1000N

Bethesda, MD 20814

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.